Contract Payable (Details Narrative) - USD ($)	Jun. 09, 2014	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amended APA provided for cash payments	$ 300,000
Purchase payable amount		$ 100,000		$ 50,000	$ 50,000	$ 100,000
Contract and contribution payable			$ 100,000	$ 150,000	$ 134,125
Subsequent Event [Member]
Purchase payable amount		$ 100,000
Dr. Gerlach [Member]
Contract and contribution payable			$ 100,000